Capital Stock and Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

	Net Earnings (Numerator)	Shares (Denominator)	Per Share Amount
For the Three Months Ended March 31, 2017:
Basic EPS	$199.7	347.0	$0.58
Incremental shares from assumed exercise of dilutive options and vesting of dilutive Stock Awards	—	4.5

Diluted EPS	$199.7	351.5	$0.57

For the Three Months Ended April 1, 2016:
Basic and diluted EPS	$182.0	345.2	$0.53

Information related to the calculation of net earnings per share of common stock is summarized as follows ($ and shares in millions, except per share amounts):

	Net Earnings (Numerator)	Shares (Denominator)	Per Share Amount
For the Year Ended December 31, 2016:
Basic EPS	$872.3	345.7	$2.52
Incremental shares from assumed exercise of dilutive options and vesting of dilutive Stock Awards	—	1.6

Diluted EPS	$872.3	347.3	$2.51

For the Year Ended December 31, 2015:
Basic and diluted EPS	$863.8	345.2	$2.50

For the Year Ended December 31, 2014:
Basic and diluted EPS	$883.4	345.2	$2.56